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                                                                          497(j)

                                  July 7, 2005


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

  Re: Van Kampen Trust for Investment Grade New York Municipals-- Rule 497(j)
      Filing (Filing Nos. 333-124823 and 811-06537)

Ladies and Gentlemen:

         Van Kampen Trust for Investment Grade New York Municipals filed via EDGAR on June 29, 2005 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 complete with exhibits filed therewith pursuant to the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Joint Proxy Statement/Prospectus and Statement of Additional Information contained therein do not differ from those which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please contact me at (312) 407-0863.

                                                 Very truly yours,



                                                 /s/ Charles B. Taylor